3. Loans, Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses
Beginning balance	$ 16,604	$ 15,493	$ 15,413
Charge-offs	(8,331)	(12,260)	(16,911)
Recoveries	1,226	739	553
Provision	4,924	12,632	16,438
Ending balance	14,423	16,604	15,493
Ending balance: individually evaluated for impairments	1,362	2,539
Ending balance: collectively evaluated for impairments	13,061	14,065
Ending balance	14,423	16,604	15,493
Loans
Ending balance	619,974	670,497
Ending balance: individually evaluated for impairment	40,785	44,786
Ending balance: collectively evaluated for impairment	579,189	625,711
Construction and land development
Allowance for loan losses
Beginning balance	7,182	5,774
Charge-offs	(4,728)	(7,164)
Recoveries	528	241
Provision	1,417	8,331
Ending balance	4,399	7,182
Ending balance: individually evaluated for impairments	24	1,250
Ending balance: collectively evaluated for impairments	4,375	5,932
Ending balance	4,399	7,182
Loans
Ending balance	73,176	93,812
Ending balance: individually evaluated for impairment	11,961	20,280
Ending balance: collectively evaluated for impairment	61,215	73,532
Single-family residential
Allowance for loan losses
Beginning balance	3,253	3,992
Charge-offs	(886)	(2,233)
Recoveries	72	184
Provision	792	1,310
Ending balance	3,231	3,253
Ending balance: individually evaluated for impairments	84	46
Ending balance: collectively evaluated for impairments	3,147	3,207
Ending balance	3,231	3,253
Loans
Ending balance	195,003	212,993
Ending balance: individually evaluated for impairment	3,885	2,352
Ending balance: collectively evaluated for impairment	191,118	210,641
Single-family residential - Banco de la Gente stated income
Allowance for loan losses
Beginning balance	2,104	2,105
Charge-offs	(668)	(692)
Recoveries	0	17
Provision	562	674
Ending balance	1,998	2,104
Ending balance: individually evaluated for impairments	1,254	1,243
Ending balance: collectively evaluated for impairments	744	861
Ending balance	1,998	2,104
Loans
Ending balance	52,019	54,058
Ending balance: individually evaluated for impairment	20,024	18,309
Ending balance: collectively evaluated for impairment	31,995	35,749
Commercial Real Estate
Allowance for loan losses
Beginning balance	1,731	1,409
Charge-offs	(937)	(1,271)
Recoveries	374	24
Provision	881	1,569
Ending balance	2,049	1,731
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	2,049	1,731
Ending balance	2,049	1,731
Loans
Ending balance	200,633	214,415
Ending balance: individually evaluated for impairment	4,569	3,845
Ending balance: collectively evaluated for impairment	196,064	210,570
Multifamily and Farmland
Allowance for loan losses
Beginning balance	13	17
Charge-offs	0	0
Recoveries	0	0
Provision	15	(4)
Ending balance	28	13
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	28	13
Ending balance	28	13
Loans
Ending balance	8,951	4,793
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	8,951	4,793
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	1,029	1,174
Charge-offs	(555)	(314)
Recoveries	104	121
Provision	510	48
Ending balance	1,088	1,029
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	1,088	1,029
Ending balance	1,088	1,029
Loans
Ending balance	64,295	60,646
Ending balance: individually evaluated for impairment	346	0
Ending balance: collectively evaluated for impairment	63,949	60,646
Farm loans (not secured by real estate)
Allowance for loan losses
Charge-offs	0
Recoveries	0
Provision	0
Ending balance: individually evaluated for impairments	0
Ending balance: collectively evaluated for impairments	0
Ending balance	0	0
Loans
Ending balance	11
Ending balance: individually evaluated for impairment	0
Ending balance: collectively evaluated for impairment	11
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	255	430
Charge-offs	(557)	(586)
Recoveries	148	152
Provision	399	259
Ending balance	245	255
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	245	255
Ending balance	245	255
Loans
Ending balance	25,886	29,780
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	25,886	29,780
Unallocated
Allowance for loan losses
Beginning balance	1,037	592
Charge-offs	0	0
Recoveries	0	0
Provision	348	445
Ending balance	1,385	1,037
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	1,385	1,037
Ending balance	1,385	1,037
Loans
Ending balance	0	0
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0